Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Summary of Other Expenses, Net

	Year ended December 31
	2024	2023
Finance (costs) income
Accretion on lease liabilities	(7,697)	(7,921)
Change in fair value of investments at FVTPL	(575)	(3,317)
Financial guarantee liability recovery	48	139
Other finance recoveries (costs)	300	(1,120)
Interest income	763	857
Total finance costs	(7,161)	(11,362)
Change in fair value of derivative warrants (note 22)	4,374	6,602
Bargain purchase gain (note 5(d))	5,456	—
Transaction costs	(3,884)	(3,718)
Foreign exchange loss	(583)	(367)
	(1,798)	(8,845)